United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: March 31, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kara Downing
Title: 	Chief Compliance Officer
Phone:	216-464-6266
Signature, Place and Date of Signing:

Kara Downing	Cleveland, Ohio		May 3, 2011

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	40

Form 13F Information Table Value Total:	$85,820,230


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Title of

Value

Invs
t
Other
Voting Authority















Name of Issuer
Class

(x$1000)
Shares
Disc
Mngrs
Sole
Share
d
None








































Exxon Mobil Corp.
Com
30231G102
15,077
179211
Sole

179211

















ConocoPhillips
Com
20825C104
3,547
44419
Sole

44419

















Danaher Corp Del
Com
235851102
2,901
55904
Sole

55904

















JPMorgan Chase & Co.
Com
46625H100
2,819
61154
Sole

61154

















Chevron Corporation
Com
166764100
2,813
26166
Sole

26166

















Cerner Corporation
Com
156782104
2,694
24229
Sole

24229

















Bank of New York Mellon Corp.
Com
064058100
2,679
89672
Sole

89672

















Novartis A G ADR (Switzerland)
Com
66987V109
2,540
46727
Sole

46727

















Kohls Corporation
Com
500255104
2,520
47519
Sole

47519

















International Business Machines
Com
459200101
2,510
15391
Sole

15391

















Procter & Gamble Co
Com
742718109
2,448
39732
Sole

39732

















Verizon Communications
Com
92343V104
2,447
63499
Sole

63499

















Lowes Companies Inc.
Com
548661107
2,406
91033
Sole

91033

















Accenture Ltd.
Com
G1151C101
2,378
43262
Sole

43262

















Intel Corporation
Com
458140100
2,373
117607
Sole

117607

















Stericycle Inc.
Com
858912108
2,365
26670
Sole

26670

















ANSYS Inc.
Com
03662Q105
2,348
43323
Sole

43323

















Google Inc.
Com
38259P508
2,302
3923
Sole

3923

















Becton Dickinson & Co
Com
075887109
2,269
28496
Sole

28496

















Microsoft Corporation
Com
594918104
2,121
83548
Sole

83548

















Thermo Fisher Scientific Inc.
Com
883556102
2,074
37343
Sole

37343

















Oracle Corporation
Com
68389X105
2,063
61694
Sole

61694

















CVS Caremark Corp
Com
126650100
2,004
58392
Sole

58392

















Colgate Palmolive Co
Com
194162103
1,926
23851
Sole

23851

















Public Svc Enterprise Group Inc.
Com
744573106
1,784
56602
Sole

56602

















Murphy Oil Corp
Com
626717102
1,777
24199
Sole

24199

















Costco Wholesale Corporation New
Com
22160K105
1,607
21916
Sole

21916

















Travelers Companies, Inc.
Com
89417E109
1,546
26000
Sole

26000

















Wal Mart Stores Inc.
Com
931142103
1,436
27593
Sole

27593

















BP PLC ADR
Com
055622104
1,276
28910
Sole

28910

















Fiserv Inc.
Com
337738108
1,142
18203
Sole

18203

















Freeport-McMoRan Copper & Gold Inc.
Com
35671D857
1,097
19743
Sole

19743

















Lincoln Elec Hldgs Inc.
Com
533900106
565
7439
Sole

7439

















General Elec Company
Com
369604103
384
19172
Sole

19172

















United Parcel Service Inc. Class B
Com
911312106
308
4149
Sole

4149

















PetroHawk Energy Corp.
Com
716495106
301
12280
Sole

12280

















America Movil S A De C V Spon Adr L Shs
Com
02364W105
280
4825
Sole

4825

















Philip Morris International Inc
Com
718172109
238
3625
Sole

3625

















Johnson & Johnson
Com
478160104
229
3870
Sole

3870

















Automatic Data Processing Inc.
Com
053015103
226
4540
Sole

4540

















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